Average Annual Total Returns - Invesco SP SmallCap Materials ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Materials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Materials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Materials Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	20.50%	3.24%	7.52%	20.17%	3.00%	7.31%	12.37%	2.49%	6.09%	20.89%	3.51%	7.82%	22.78%	9.56%	12.44%